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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22445

Pinnacle Capital Management Funds Trust
(Exact name of registrant as specified in charter)

100 Limestone Plaza Fayetteville, New York	13066
(Address of principal executive offices)	(Zip code)

Capital Services, Inc. 615 S. Dupont Hwy. Dover, DE 19901
(Name and address of agent for service)

With a copy to:

Benjamin V. Mollozzi
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

Registrant's telephone number, including area code:	(315) 234-9716

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2017

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

1789 GROWTH AND INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2017 (Unaudited)

COMMON STOCKS - 79.0%	Shares	Value
Consumer Discretionary - 7.1%
Auto Components - 2.8%
Tenneco, Inc. (a)	5,050	$340,622

Automobiles - 2.5%
Ford Motor Company	25,124	310,533

Media - 1.8%
Walt Disney Company (The)	2,011	222,517

Consumer Staples - 16.3%
Beverages - 1.2%
Embotelladora Andina S.A. - Class B - ADR	6,653	143,040

Food & Staples Retailing - 5.2%
CVS Health Corporation	4,117	324,461
Kroger Company (The)	9,491	322,314
		646,775
Food Products - 7.7%
BRF S.A. - ADR	7,496	105,918
Kellogg Company	3,886	282,551
Mondelēz International, Inc. - Class A	7,867	348,350
Unilever plc - ADR	5,187	213,238
		950,057
Household Products - 2.2%
Clorox Company (The)	2,304	276,480

Energy - 3.7%
Oil, Gas & Consumable Fuels - 3.7%
Exxon Mobil Corporation	3,272	274,488
Hess Corporation	3,375	182,858
		457,346
Financials - 3.8%
Consumer Finance - 1.5%
FirstCash, Inc.	4,291	183,226

Insurance - 2.3%
Aflac, Inc.	4,071	284,929

1789 GROWTH AND INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 79.0% (Continued)	Shares	Value
Health Care - 8.2%
Pharmaceuticals - 8.2%
Bristol-Myers Squibb Company	3,968	$195,067
Merck & Company, Inc.	4,613	285,959
Mylan N.V. (a)	6,653	253,147
Teva Pharmaceutical Industries Ltd. - ADR	8,255	275,965
		1,010,138
Industrials - 14.2%
Aerospace & Defense - 2.6%
United Technologies Corporation	3,007	329,778

Air Freight & Logistics - 1.8%
FedEx Corporation	1,163	219,935

Commercial Services & Supplies - 2.5%
MSA Safety, Inc.	4,374	312,085

Industrial Conglomerates - 2.5%
General Electric Company	10,386	308,464

Machinery - 4.8%
ITT, Inc.	6,603	269,865
Xylem, Inc.	6,562	323,572
		593,437
Information Technology - 10.9%
Communications Equipment - 2.2%
Plantronics, Inc.	4,748	268,642

IT Services - 3.7%
CACI International, Inc. - Class A (a)	1,413	173,516
Fidelity National Information Services, Inc.	3,535	280,750
		454,266
Semiconductors & Semiconductor Equipment - 0.7%
Intel Corporation	2,326	85,643

Software - 1.5%
Intuit, Inc.	1,636	193,997

Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	2,901	352,036

1789 GROWTH AND INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 79.0% (Continued)	Shares	Value
Materials - 5.8%
Chemicals - 5.8%
Dow Chemical Company (The)	6,544	$390,219
Eastman Chemical Company	4,272	331,080
		721,299
Telecommunication Services - 4.6%
Diversified Telecommunication Services - 4.6%
AT&T, Inc.	6,730	283,737
Verizon Communications, Inc.	5,703	279,504
		563,241
Utilities - 4.4%
Electric Utilities - 1.9%
Exelon Corporation	6,707	240,647

Multi-Utilities - 2.5%
SCANA Corporation	4,509	309,768

Total Common Stocks (Cost $8,329,377)		$9,778,901

CORPORATE BONDS - 11.1%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 4.8%
Advanced Auto Parts, Inc.	4.500%	01/15/22	$200,000	$211,848
Marriott International, Inc.	3.250%	09/15/22	200,000	201,567
Under Armour, Inc.	3.250%	06/15/26	200,000	185,835
				599,250
Consumer Staples - 1.3%
Clorox Company (The)	5.950%	10/15/17	60,000	61,939
Kroger Company (The)	3.850%	08/01/23	100,000	104,245
				166,184
Energy - 0.8%
Hess Corporation	3.500%	07/15/24	100,000	96,612

Financials - 1.2%
Ford Motor Credit Company LLC	3.810%	01/09/24	100,000	99,587
HSBC Finance Corporation	5.600%	02/15/18	42,000	43,307
				142,894

1789 GROWTH AND INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 11.1% (Continued)	Coupon	Maturity	Par Value	Value
Health Care - 1.2%
Becton, Dickinson and Company	3.734%	12/15/24	$147,000	$150,675

Industrials - 0.9%
Emerson Electric Company	5.375%	10/15/17	108,000	111,084

Telecommunication Services - 0.9%
Verizon Communications, Inc.	6.100%	04/15/18	100,000	105,449

Total Corporate Bonds (Cost $1,371,561)				$1,372,148

CLOSED-END FUNDS - 3.8%	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc. (Cost $465,788)	31,867	$465,577

OPEN-END FUNDS - 2.9%	Shares	Value
DoubleLine Total Return Bond Fund - Class I (Cost $375,000)	34,296	$364,221

MONEY MARKET FUNDS - 8.4%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.43% (b) (Cost $1,042,048)	1,042,048	$1,042,048

Total Investments at Value - 105.2% (Cost $11,583,774)		$13,022,895

Liabilities in Excess of Other Assets - (5.2%)		(641,210)

Net Assets - 100.0%		$12,381,685

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of January 31, 2017.

See accompanying notes to Schedule of Investments.

1789 GROWTH AND INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2017 (Unaudited)

1.	Securities valuation

Portfolio securities of 1789 Growth and Income Fund (the “Fund”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Equity securities, including common stocks and closed-end funds, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Pinnacle Capital Management, LLC (the “Adviser”), the investment adviser to the Fund, believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued at the last quoted sale price. Lacking a last sale price, an equity security is generally valued at its last bid price. Investments representing shares of other open-end investment companies are valued at their net asset value as reported by such companies. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of Pinnacle Capital Management Funds Trust.

Fixed income securities, including corporate bonds, typically are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

1789 GROWTH AND INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2017 by security type:

	Level 1	Level 2	Level 3	Total

Common Stocks	$9,778,901	$-	$-	$9,778,901
Corporate Bonds	-	1,372,148	-	1,372,148
Closed-End Funds	465,577	-	-	465,577
Open-End Funds	364,221	-	-	364,221
Money Market Funds	1,042,048	-	-	1,042,048
Total	$11,650,747	$1,372,148	$-	$13,022,895

Refer to the Fund’s Schedule of Investments for a listing of the common stocks and corporate bonds by sector type. The Fund did not hold any Level 3 assets or liabilities as of January 31, 2017. The Fund did not hold any derivative instruments at any time during the period ended January 31, 2017. There were no transfers into or out of any Levels during the period ended January 31, 2017. It is the Fund’s policy to recognize transfers into or out of Levels at the end of the reporting period.

2.	Security transactions

Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3.	Federal income tax

The following is computed on a tax basis for each item as of January 31, 2017:

Cost of portfolio investments	$11,591,889

Gross unrealized appreciation	$1,808,540
Gross unrealized depreciation	(377,534)

Net unrealized appreciation	$1,431,006

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pinnacle Capital Management Funds Trust

By (Signature and Title)*		/s/ Cortland H. Schroder
Cortland H. Schroder, President

Date	March 3, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Cortland H. Schroder
Cortland H. Schroder, President

Date	March 3, 2017

By (Signature and Title)*		/s/ Stephen J. Fauer
Stephen J. Fauer, Treasurer and Principal Financial Officer

Date	March 3, 2017

*	Print the name and title of each signing officer under his or her signature.